DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Issues Accounting Standards (Details) - USD ($) $ in Millions	Feb. 29, 2020	Jun. 15, 2019	Feb. 24, 2019
Sale Leaseback Transaction [Line Items]
Right-of-use asset			$ 5,300.0
Lease liability			5,400.0
Adoption of new accounting standards, net of tax	$ 574.6
Accounting Standards Update 2016-02
Sale Leaseback Transaction [Line Items]
Cumulative effect adjustment			776.0
Adoption of new accounting standards, net of tax			574.6
Accounting Standards Update 2016-02, Deferred Gains On Sale-Leaseback
Sale Leaseback Transaction [Line Items]
Cumulative effect adjustment			865.8
Accounting Standards Update 2016-02, Impairment Loss
Sale Leaseback Transaction [Line Items]
Cumulative effect adjustment			(87.3)
Accounting Standards Update 2016-02, Assets
Sale Leaseback Transaction [Line Items]
Cumulative effect adjustment			(17.2)
Accounting Standards Update 2016-02, Liabilities
Sale Leaseback Transaction [Line Items]
Cumulative effect adjustment			(14.7)
Accounting Standards Update 2018-02
Sale Leaseback Transaction [Line Items]
Adoption of new accounting standards, net of tax		$ 16.6	$ 16.6